                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form.

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1.    Name and address of issuer:

                 The Guardian Insurance & Annuity company, Inc.
                                7 Hanover Square
                            New York, New York 10004

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2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

      Individual Flexible Premium Deferred variable Annuity Contracts (Separate Account Q)

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3.    Investment Company Act File Number: 811-21084

      Securities Act File Number:  333-87468

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4(a). Last day of fiscal year for which this Form is filed:

                                December 31, 2003

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4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee duo.

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4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

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5.  Calculation of registration fee:

     (i)    Aggregate sale price of securities
            sold during the fiscal year pursuant
            to section 24(f):                                       $111,028,199
                                                                    ------------

     (ii)   Aggregate price of securities redeemed or
            repurchased during the fiscal year.        $44,603,224
                                                       -----------

     (iii)  Aggregate price of securities redeemed or
            repurchased during any prior fiscal year
            ending no earlier than October 11, 1995
            that were not previously used to reduce
            registration fees payable to the
            Commission:                                $
                                                       -----------
     (iv)   Total available redemption credits (add
            Items 5(ii) and 5(iii):                                  $44,603,224
                                                                     -----------
     (v)    Net sales -- if Item 5(i) is greater than
            Item 5(iv) [subtract Item 5(iv) from
            Item 5 (i)]:                                             $66,424,975
                                                                     -----------
      ------------------------------------------------------------
     (vi)   Redemption credits available for use in
            future years -- If Item 5(i) is less than
            Item 5(iv) [subtract Item  5(iv) from
            Item 5(i)]:                                $(        )
                                                       -----------
     -------------------------------------------------------------
     (vii)  Multiplier for determining registration
            fee (See Instruction C.9):                              x   .0001267
                                                                     -----------
     (viii) Registration fee due [multiply Item 5(v)
            by Item 5(vii)] (enter "0" if no
            fee is due):                                            =$     8,416
                                                                     ===========

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6.    Prepaid shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount
      of securities (number of shares or other units) deducted here:           .
                                                                    -----------
      If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in
      future fiscal years, then state that number here:            .
                                                        -----------
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7. interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                    +$         0
                                                                     -----------

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8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                    =      8,416
                                                                     -----------

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9. Data the registration fee and any interest payment was sent to the Commission's lockbox depository: March 26, 2004

                 Method of Delivery:

                                   [X] Wire Transfer
                                   [ ] Mail or ether means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (signature and Title)        /s/ Bruce c. Long
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                                    Bruce C. Long, Executive Vice President
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Date March 30, 2004
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